Summary of Significant Accounting Policies (Details) (Peoples Republic Of China [Member], USD $)	Jun. 30, 2014	Dec. 31, 2013
Peoples Republic Of China [Member]
Accounting Policies [Line Items]
0-30 days	$ 40,744,229	$ 53,574,330
31-60 days	17,285,782	30,406,634
61-90 days	18,861,205	7,011,955
Greater than 90 days	8,006,142	2,185,997
Total	$ 84,897,358	$ 93,178,916
% of total markers receivable	40.00%	38.00%